SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2015 are applied consistently in these financial statements.

For further information, refer to the consolidated financial statements as of December 31, 2015.

b.	Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen USA, Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, marketable securities and foreign currency derivative contracts.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the U.S. Generally, these deposits may be redeemed upon demand and bear minimal risk.

The Company's marketable securities consist of investment in Evogene ordinary shares which are publicly traded in the U.S. and Israel.

As of June 30, 2016 the Company has a major customer which constitute 100% of total revenues. The management of the Company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

c.	In March 2016, FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this update change the accounting for certain stock-based compensation transactions, including the income tax consequences and cash flow classification for applicable transactions. The amendments in this ASU are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company is currently evaluating the impact that this amendment will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases,” on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether a lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively.
A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, "Leases." The guidance is effective for the interim and annual periods beginning on or after December 15, 2018. The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently assessing the impact of the adoption of this ASU on its consolidated financial statements.